Note 12 - Other Liabilities (Details Textual) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Statement Line Items [Line Items]
Total lease liabilities	$ 5,113	$ 3,084
Bottom of range [member]
Statement Line Items [Line Items]
Lease liabilities, period for payment adjustments (Year)	3 years
Top of range [member]
Statement Line Items [Line Items]
Lease liabilities, period for payment adjustments (Year)	5 years
Previously stated [member]
Statement Line Items [Line Items]
Total lease liabilities	$ 6,800